Cover	Dec. 20, 2021
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 20, 2021
Entity File Number	001-40309
Entity Registrant Name	Ace Global Business Acquisition Limited
Entity Central Index Key	0001844389
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	6/F Unit B
Entity Address, Address Line Two	Central 88
Entity Address, Address Line Three	88-98 Des Voeux Road
Entity Address, City or Town	Central
Entity Address, Country	HK
Entity Address, Postal Zip Code	00000
City Area Code	852
Local Phone Number	9086 7042
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Ordinary Share, par value $0.001 per share, and one Redeemable Warrant entitling the holder to receive one Ordinary Share
Title of 12(b) Security	Units, each consisting of one Ordinary Share, par value $0.001 per share
Trading Symbol	ACBAU
Security Exchange Name	NASDAQ
Ordinary Shares
Title of 12(b) Security	Ordinary Shares
Trading Symbol	ACBA
Security Exchange Name	NASDAQ
Warrants
Title of 12(b) Security	Warrants
Trading Symbol	ACBAW
Security Exchange Name	NASDAQ